Accrued Expenses and Other	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other

13. Accrued Expenses and Other

Accrued expenses and other are summarized as follows:

	As of December 31,
	2023	2022
General accrued expenses	$6,486	$6,339
Accrued payroll and related taxes	5,448	5,221
Accrued publisher expenses	7,596	4,911
Accrued interest	3,824	-
Liabilities in connection with acquisitions and dispositions	1,119	1,123
Assumed lease liability	1,328	-
Lease termination liability	4,481	4,753
Other accrued expenses	489	755
Total accrued expenses and other	$30,771	$23,102